Newbuildings (Details) (Newbuildings [Member], USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Newbuildings [Member]
Movement in Newbuildings [Roll Forward]
Opening balance	$ 2,531	$ 1,247
Additions	1,267	2,308
Capitalized interest and loan related costs	76	73
Re-classified as Drilling Units	(1,992)	(1,097)
Closing balance	$ 1,882	$ 2,531